UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bislett Management, LLC

Address:   200 Sheridan Avenue
           Suite 408
           Palo Alto, CA 94036


Form 13F File Number: 28-12659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James D. Harris
Title:  Manager
Phone:  (650) 322-7600

Signature,  Place,  and  Date  of  Signing:

/s/ James D. Harris                Palo Alto, CA                      8/5/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      121,864
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
BERKSHIRE HATHAWAY INC DEL CL A          CL A           084670108     4064       35 SH       SOLE                    35      0    0
BERKSHIRE HATHAWAY INC DEL CL B NEW      CL B NEW       084670702      851    11000 SH       SOLE                 11000      0    0
CNA FINL CORP COM                        COM            126117100     4503   155000 SH       SOLE                155000      0    0
COCA COLA CO COM                         COM            191216100     5383    80000 SH       SOLE                 80000      0    0
COMPASS MINERALS INTL INC COM            COM            20451N101    12652   147000 SH       SOLE                147000      0    0
DEUTSCHE BK AG LONDON BRH PS CRD OIL ETN PS CRD OIL ETN 25154K809     1048    20000 SH       SOLE                 20000      0    0
DEVON ENERGY CORP NEW COM                COM            25179M103     5517    70000 SH       SOLE                 70000      0    0
EOG RES INC COM                          COM            26875P101     2614    25000 SH       SOLE                 25000      0    0
EXXON MOBIL CORP COM                     COM            30231G102     6065    74529 SH       SOLE                 74529      0    0
IRON MTN INC COM                         COM            462846106     7159   210000 SH       SOLE                210000      0    0
LOEWS CORP COM                           COM            540424108     6191   147100 SH       SOLE                147100      0    0
MCDONALDS CORP COM                       COM            580135101     2783    33000 SH       SOLE                 33000      0    0
MOBILE MINI INC COM                      COM            60740F105     5527   260825 SH       SOLE                260825      0    0
MOSAIC CO NEW COM                        COM            61945C103     9144   135000 SH       SOLE                135000      0    0
PEPSICO INC COM                          COM            713448108     8099   115000 SH       SOLE                115000      0    0
PIONEER NAT RES CO COM                   COM            723787107    10748   120000 SH       SOLE                120000      0    0
POTLATCH CORP NEW COM                    COM            737630103     4232   120000 SH       SOLE                120000      0    0
PROGRESSIVE CORP OHIO COM                COM            743315103     1283    60000 SH       SOLE                 60000      0    0
PROSHARES TR PSHS SHTRUSS2000            SHTRUSS2000    74347R826      739    25000 SH       SOLE                 25000      0    0
RANGE RES CORP COM                       COM            75281A109     3053    55000 SH       SOLE                 55000      0    0
SANDRIDGE ENERGY INC COM                 COM            80007P307     1706   160000 SH       SOLE                160000      0    0
SCRIPPS NETWORKS INTERACT INC CL A COM   CL A COM       811065101      978    20000 SH       SOLE                 20000      0    0
SPROTT RESOURCE CORP COM                 COM            85207D103     1144   240500 SH       SOLE                240500      0    0
ULTRA PETROLEUM CORP COM                 COM            903914109     5885   128500 SH       SOLE                128500      0    0
YUM BRANDS INC COM                       COM            988498101    10496   190000 SH       SOLE                190000      0    0


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